Estimated fair market value of the derivative liability (Detail) - Fair Value, Inputs, Level 3 [Member] - Convertible Debt [Member]	9 Months Ended
Jun. 30, 2015 USD ($)
Derivative [Line Items]
Beginning balance at September 30, 2014	$ 0
Issuances	354,988
Adjustments to estimated fair value	56,765
Ending balance at June 30, 2015	$ 411,753